FINANCIAL INSTRUMENTS (Details 18)	12 Months Ended
Dec. 31, 2018
Standard Poor [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	-
Standard Poor [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	BBB-
Fitch [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	AA-
Fitch [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	BBB
Moody's [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	-
Moody's [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	Baa3
Feller [Member] | Local bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	AA-
Feller [Member] | Foreign bonds [Member]
Disclosure Of Financials Instruments [Line items]
Disclosure of credit rating	-